Long-term Borrowings - Summary of Detailed Information About Loans Outstanding (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Total long-term debt	€ 18,412	€ 20,943
Less current installments	(4,321)	(10,582)
Long-term borrowings, excluding current installments	14,091	10,361
6-months Euribor (360) plus a 3.9% spread long-term debt with final payment due August 2019 [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt		893
6-months Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	4,601	6,631
3-months Euribor (360) plus a 4% spread long-term debt with final payment due June 2021 [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	1,500	2,500
6-months Euribor (360) plus a 2.9% spread long-term debt with final payment due December 2020 [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	42	83
3-months Euribor (360) plus a 2.2% spread long-term debt with final payment due February 2022 [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	428	628
3-months Euribor (360) plus a 3.5% spread long-term debt with final payment due March 2022 [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	1,125	1,625
3-months Euribor (360) plus a 1.9% spread long-term debt with final payment due November 2022 [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	1,191	1,583
2.3% fixed long-term debt with final payment due July 2025 [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	6,075	€ 7,000
0.210% fixed long-term debt with final payment due December 2030 [Member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	3,105
80% of 6-months Euribor (360) plus a 0.95% spread long-term debt with final payment due Jan. 2035 [Member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	€ 345